Revenue - Reconciliation of accounts receivable and contract liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts receivable
Beginning balance	¥ 1,104,450		¥ 158,581	¥ 24,208
Increase, net	639,884		945,869	134,373
Ending balance	1,744,334	$ 238,973	1,104,450	158,581
Contract liabilities, current and non-current
Beginning balance	713,098		425,488	66,527
Increase (decrease), net	(409,283)		287,610	358,961
Ending balance	¥ 303,815		¥ 713,098	¥ 425,488